employee future benefits - Disaggregation of defined benefit pension (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	CAD 381	CAD 126
Pension plans
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	334	79
PBSR interim estimate of solvency position	CAD 255
PBSR prior year update of annual estimate of solvency position		253
PBSR prior year interim estimate of solvency position		CAD 294
PBSR composite weighted average discount rate	3.00%	3.10%
Hypothetical basis points decrease in PBSR composite weighted average discount rate (as a per cent)	0.25%	0.25%
Decrease in the PBSR solvency position with hypothetical decrease of 25 basis points in the composite weighted average discount rate	CAD 316	CAD 303
Pension plans | Minimum
Defined benefit pension plans - funded status overview
PBSR interim solvency ratio	90.00%	93.00%
PBSR annual solvency ratio		92.00%
PBSR interim three-year solvency ratio	93.00%	93.00%
PBSR annual three-year solvency ratio		92.00%
Pension plans | Maximum
Defined benefit pension plans - funded status overview
PBSR interim solvency ratio	105.00%	107.00%
PBSR annual solvency ratio		105.00%
PBSR interim three-year solvency ratio	104.00%	104.00%
PBSR annual three-year solvency ratio		103.00%
Pension plans | Pension plans that have plan assets in excess of defined benefit obligations accrued
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	CAD (156)	CAD (358)
PBSR interim estimate of solvency position	335
PBSR prior year update of annual estimate of solvency position		320
Pension plans | Pension plans that have defined benefit obligations accrued in excess of plan assets
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	490	437
PBSR interim estimate of solvency position	(80)
PBSR prior year update of annual estimate of solvency position		(67)
Pension plans | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	286	244
PBSR interim estimate of solvency position	(80)
PBSR prior year update of annual estimate of solvency position		(67)
Pension plans | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	204	193
Present value of the defined benefit obligations | Pension plans
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	9,419	8,837	CAD 8,620
Present value of the defined benefit obligations | Pension plans | Active members
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	2,285	2,140
Present value of the defined benefit obligations | Pension plans | Deferred members
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	560	557
Present value of the defined benefit obligations | Pension plans | Pensioners
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	6,574	6,140
Present value of the defined benefit obligations | Pension plans | Pension plans that have plan assets in excess of defined benefit obligations accrued
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	8,116	7,610
Present value of the defined benefit obligations | Pension plans | Pension plans that have defined benefit obligations accrued in excess of plan assets
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	1,303	1,227
Present value of the defined benefit obligations | Pension plans | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	1,099	1,034
Present value of the defined benefit obligations | Pension plans | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	204	193
Plan assets net of Effect of asset ceiling limit | Pension plans
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	(9,085)	(8,758)
Plan assets net of Effect of asset ceiling limit | Pension plans | Pension plans that have plan assets in excess of defined benefit obligations accrued
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	(8,272)	(7,968)
Plan assets net of Effect of asset ceiling limit | Pension plans | Pension plans that have defined benefit obligations accrued in excess of plan assets
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	(813)	(790)
Plan assets net of Effect of asset ceiling limit | Pension plans | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	CAD (813)	CAD (790)